Benefit Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Benefit plans
Schedule of amounts recognized in other comprehensive income
	Pension Benefits		Other Benefits
(dollars in thousands)	2015	2014	2015	2014
Amounts arising during the year:
Net loss (gain) on pension assets	$3,700	$(1,677)	$—	$—
Net (gain) loss on pension obligations	(8,004)	35,083	(1,018)	1,471
Prior service cost	—	—	—	(2,196)
Reclassification adjustments recognized as components of net periodic benefit cost during the year:
Net loss	(9,928)	(5,163)	(32)	—
Prior service credit	—	—	429	—
Amount recognized in other comprehensive income	$(14,232)	$28,243	$(621)	$(725)

Schedule of amounts within accumulated other comprehensive income
	Pension Benefits		Other Benefits
(dollars in thousands)	2015	2014	2015	2014
Net actuarial loss	$45,579	$59,811	$619	$1,669
Prior service credit	—	—	(1,767)	(2,196)
Total	45,579	59,811	(1,148)	(527)
Tax impact	(18,001)	(23,623)	453	208
Ending balance in accumulated other comprehensive income	$27,578	$36,188	$(695)	$(319)

Schedule of amounts within accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost during 2016

The following table provides the amounts within accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost during 2016:

	Pension	Other
(dollars in thousands)	Benefits	Benefits
Amortization of prior service credit	$—	$(429)
Amortization of net accumulated loss	7,082	—
Total to be recognized in 2016	$7,082	$(429)

Summary of changes to projected or accumulated benefit obligation
	Pension Benefits		Other Benefits
(dollars in thousands)	2015	2014	2015	2014
Benefit obligation at beginning of year	$215,684	$184,445	$19,608	$19,067
Service cost	809	702	734	742
Interest cost	8,681	8,995	770	925
Actuarial (gain) loss	(8,004)	35,084	(1,019)	1,471
Benefit payments	(13,786)	(13,542)	(406)	(401)
Amendment	—	—	—	(2,196)
Benefit obligation at end of year	$203,384	$215,684	$19,687	$19,608

Summary of changes to fair value of plan assets
	Pension Benefits		Other Benefits
(dollars in thousands)	2015	2014	2015	2014
Fair value of plan assets at beginning of year	$96,528	$98,359	$—	$—
Actual return on plan assets	478	5,948	—	—
Contributions	—	—	—	—
Benefit payments from trust	(7,845)	(7,779)	—	—
Fair value of plan assets at end of year	$89,161	$96,528	$—	$—

Summary of funded status of plans
	Pension Benefits		Other Benefits
(dollars in thousands)	2015	2014	2015	2014
Pension assets for overfunded plans	$—	$—	$—	$—
Pension liabilities for underfunded plans	(114,223)	(119,156)	(19,687)	(19,608)
Funded status	$(114,223)	$(119,156)	$(19,687)	$(19,608)

Schedule of projected and accumulated benefit obligation and fair value of plan assets
	Funded Pension Plan		Unfunded Pension Plans		Total Pension Plans
(dollars in thousands)	2015	2014	2015	2014	2015	2014
Projected benefit obligation	$98,261	$105,866	$105,123	$109,818	$203,384	$215,684
Accumulated benefit obligation	98,261	105,866	102,173	106,273	200,434	212,139
Fair value of plan assets	89,161	96,528	—	—	89,161	96,528
Underfunded portion of PBO/ABO	(9,100)	(9,338)	(105,123)	(109,818)	(114,223)	(119,156)

Summary of change in net actuarial loss and amortization

		Income
		Tax
Three Months Ended September 30, 2016	Pre-tax	Benefit	Net of
(dollars in thousands)	Amount	(Expense)	Tax
Accumulated other comprehensive loss at June 30, 2016	$(8,644)	$3,417	$(5,227)
Investment securities:
Unrealized net losses arising during the period	(9,925)	3,920	(6,005)
Reclassification of net gains to net income:
Investment securities gains, net	(30)	12	(18)
Net change in unrealized losses on investment securities	(9,955)	3,932	(6,023)
Cash flow derivative hedges:
Unrealized net gains on cash flow derivative hedges arising during the period	1,545	(610)	935
Net change in unrealized gains on cash flow derivative hedges	1,545	(610)	935
Other comprehensive loss	(8,410)	3,322	(5,088)
Accumulated other comprehensive loss at September 30, 2016	$(17,054)	$6,739	$(10,315)

		Income
		Tax
Nine Months Ended September 30, 2016	Pre-tax	Benefit	Net of
(dollars in thousands)	Amount	(Expense)	Tax
Accumulated other comprehensive loss at December 31, 2015	$(84,722)	$33,463	$(51,259)
Pension and other benefits:
Change due to the Reorganization Transactions	(78)	32	(46)
Net change in pension and other benefits	(78)	32	(46)
Investment securities:
Unrealized net gains arising during the period	92,590	(36,573)	56,017
Reclassification of net gains to net income:
Investment securities gains, net	(25,761)	10,176	(15,585)
Net change in unrealized gains on investment securities	66,829	(26,397)	40,432
Cash flow derivative hedges:
Unrealized net gains on cash flow derivative hedges arising during the period	917	(359)	558
Net change in unrealized gains on cash flow derivative hedges	917	(359)	558
Other comprehensive income	67,668	(26,724)	40,944
Accumulated other comprehensive loss at September 30, 2016	$(17,054)	$6,739	$(10,315)

		Income
		Tax
Three Months Ended September 30, 2015	Pre-tax	Benefit	Net of
(dollars in thousands)	Amount	(Expense)	Tax
Accumulated other comprehensive loss at June 30, 2015	$(74,979)	$29,612	$(45,367)
Investment securities:
Unrealized net gains arising during the period	22,369	(8,835)	13,534
Reclassification of net gains to net income:
Investment securities gains, net	(4,131)	1,633	(2,498)
Net change in unrealized gains on investment securities	18,238	(7,202)	11,036
Cash flow derivative hedges:
Unrealized net losses on cash flow derivative hedges arising during the period	(819)	324	(495)
Net change in unrealized losses on cash flow derivative hedges	(819)	324	(495)
Other comprehensive income	17,419	(6,878)	10,541
Accumulated other comprehensive loss at September 30, 2015	$(57,560)	$22,734	$(34,826)

		Income
		Tax
Nine Months Ended September 30, 2015	Pre-tax	Benefit	Net of
(dollars in thousands)	Amount	(Expense)	Tax
Accumulated other comprehensive loss at December 31, 2014	$(85,048)	$33,591	$(51,457)
Investment securities:
Unrealized net gains arising during the period	43,488	(17,178)	26,310
Reclassification of net gains to net income:
Investment securities gains, net	(14,993)	5,923	(9,070)
Net change in unrealized gains on investment securities	28,495	(11,255)	17,240
Cash flow derivative hedges:
Unrealized net losses on cash flow derivative hedges arising during the period	(550)	217	(333)
Reclassification of net gains to net income:
Other noninterest expense	(457)	181	(276)
Net change in unrealized losses on cash flow derivative hedges	(1,007)	398	(609)
Other comprehensive income	27,488	(10,857)	16,631
Accumulated other comprehensive loss at September 30, 2015	$(57,560)	$22,734	$(34,826)

		Income Tax
	Pre‑tax	Benefit	Net of
(dollars in thousands)	Amount	(Expense)	Tax
Accumulated other comprehensive loss at December 31, 2013	$(75,640)	$29,875	$(45,765)
Year ended December 31, 2014:
Pension and other benefits:
Net actuarial losses arising during the year	(34,877)	13,776	(21,101)
Prior service cost	2,196	(867)	1,329
Amortization of net loss included in net income	5,163	(2,039)	3,124
Net change in pension and other benefits	(27,518)	10,870	(16,648)
Securities available for sale:
Unrealized net losses arising during the year	(1,308)	517	(791)
Reclassification of net realized gains on securities available for sale included in net income	20,822	(8,225)	12,597
Net change in unrealized gains on securities available for sale	19,514	(7,708)	11,806
Cash flow derivative hedges:
Unrealized net losses on cash flow derivative hedges arising during the year	(1,404)	554	(850)
Net change in unrealized gains on cash flow derivative hedges	(1,404)	554	(850)
Other comprehensive loss	(9,408)	3,716	(5,692)
Accumulated other comprehensive loss at December 31, 2014	$(85,048)	$33,591	$(51,457)
Year ended December 31, 2015:
Pension and other benefits:
Net actuarial gains arising during the year	$5,322	$(2,102)	$3,220
Prior service credit	(429)	169	(260)
Amortization of net loss included in net income	9,960	(3,934)	6,026
Net change in pension and other benefits	14,853	(5,867)	8,986
Securities available for sale:
Unrealized net losses arising during the year	(3,503)	1,384	(2,119)
Reclassification of net realized gains on securities available for sale included in net income	(12,321)	4,867	(7,454)
Net change in unrealized losses on securities available for sale	(15,824)	6,251	(9,573)
Cash flow derivative hedges:
Unrealized net gains on cash flow derivative hedges arising during the year	1,684	(665)	1,019
Reclassification of net realized losses included in net income	(387)	153	(234)
Net change in unrealized gains on cash flow derivative hedges	1,297	(512)	785
Other comprehensive income	326	(128)	198
Accumulated other comprehensive loss at December 31, 2015	$(84,722)	$33,463	$(51,259)

Schedule of components of net periodic benefit cost

	Pension Benefits		Other Benefits
(dollars in thousands)	2016	2015	2016	2015
Three Months Ended September 30,
Service cost	$215	$202	$193	$176
Interest cost	2,172	2,166	210	198
Expected return on plan assets	(1,180)	(1,042)	—	—
Prior service credit	—	—	(107)	(107)
Recognized net actuarial loss	1,774	2,451	—	34
Total net periodic benefit cost	$2,981	$3,777	$296	$301

Nine Months Ended September 30,
Service cost	$644	$605	$577	$527
Interest cost	6,486	6,498	631	594
Expected return on plan assets	(3,515)	(3,125)	—	—
Prior service credit	—	—	(321)	(322)
Recognized net actuarial loss	5,319	7,353	—	103
Total net periodic benefit cost	$8,934	$11,331	$887	$902

	Pension Benefits		Other Benefits
(dollars in thousands)	2015	2014	2015	2014
Service cost	$809	$702	$734	$742
Interest cost	8,681	8,995	770	925
Expected return on plan assets	(4,178)	(4,270)	—	—
Prior service credit	—	—	(429)	—
Recognized net actuarial loss	9,928	5,163	32	—
Total net periodic benefit cost	$15,240	$10,590	$1,107	$1,667

Schedule of funded pension benefit amounts included in pension benefits
	Funded Pension Benefits
(dollars in thousands)	2015	2014
Interest cost	$4,252	$4,461
Expected return on plan assets	(4,178)	(4,270)
Recognized net actuarial loss	4,225	1,826
Total net periodic benefit cost	$4,299	$2,017

Schedule of assumptions used to determine benefit obligations and net periodic benefit cost

The following weighted‑average assumptions were used to determine benefit obligations at December 31, 2015 and 2014:

	ERP Pension Benefits		SERP Pension Benefits		Other Benefits
	2015	2014	2015	2014	2015	2014
Discount rate	4.40%	4.15%	4.40%	4.15%	4.40%	4.15%
Rate of compensation increase	NA	NA	4.00%	4.00%	NA	NA

Weighted‑average assumptions used to determine net periodic benefit cost for the years ended December 31, 2015 and 2014 were as follows:

	ERP Pension Benefits		SERP Pension Benefits		Other Benefits
	2015	2014	2015	2014	2015	2014
Discount rate	4.15%	4.95%	4.15%	4.95%	4.15%	4.95%
Expected long‑term return on plan assets	4.50%	4.50%	NA	NA	NA	NA
Rate of compensation increase	NA	NA	4.00%	4.00%	NA	NA

Schedule of assumed healthcare cost trend rates
	2015	2014
Healthcare cost trend rate assumed for next year	7.00%	7.00%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2023	2023

Schedule of pre-tax effect of one percentage point change in assumed healthcare cost trend rates
	One Percentage‑	One Percentage‑
(dollars in thousands)	Point Increase	Point Decrease
Effect on 2015 total of service and interest cost components	$74	$(66)
Effect on postretirement benefit obligation at December 31, 2015	432	(399)

Schedule of allocation of employee retirement plan assets
	Asset Allocation
	2015	2014
Equity securities	40%	45%
Debt securities	55%	52%
Other securities	5%	3%
Total	100%	100%

Schedule of target allocation of employee retirement plan assets
Target
Allocation
Equity securities	40%
Debt securities	55%
Other securities	5%

Schedule of expected future benefit payments
	Pension	Other
(dollars in thousands)	Benefits	Benefits
2016	$14,801	$1,143
2017	14,933	1,216
2018	14,632	1,327
2019	14,753	1,363
2020	14,522	1,424
2021 to 2025	67,686	8,040

Schedule of fair value of employee retirement plan assets
	December 31, 2015
	Quoted Prices	Significant
	In Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
(dollars in thousands)	(Level 1)	(Level 2)	(Level 3)	Total
Asset classes:
Cash and cash equivalents	$4,274	$—	$—	$4,274
Fixed income — U.S. Treasury securities	—	8,299	—	8,299
Fixed income — U.S. government agency securities	—	12,418	—	12,418
Fixed income — U.S. corporate securities	—	12,279	—	12,279
Fixed income — municipal securities	—	2,104	—	2,104
Fixed income — mutual funds	11,515	—	—	11,515
Fixed income — exchange‑traded fund	2,721	—	—	2,721
Equity — large‑cap mutual funds	21,329	—	—	21,329
Equity — large‑cap exchange‑traded fund	9,036	—	—	9,036
Equity — small‑cap exchange‑traded funds	4,334	—	—	4,334
Equity — international funds	852	—	—	852
Total	$54,061	$35,100	$—	$89,161

	December 31, 2014
	Quoted Prices	Significant
	In Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
(dollars in thousands)	(Level 1)	(Level 2)	(Level 3)	Total
Asset classes:
Cash and cash equivalents	$2,510	$—	$—	$2,510
Fixed income — U.S. Treasury securities	—	6,206	—	6,206
Fixed income — U.S. government agency securities	—	11,513	—	11,513
Fixed income — U.S. corporate securities	—	15,074	—	15,074
Fixed income — municipal securities	—	2,999	—	2,999
Fixed income — mutual funds	11,471	—	—	11,471
Fixed income — exchange‑traded fund	2,712	—	—	2,712
Equity — large‑cap mutual funds	23,772	—	—	23,772
Equity — large‑cap exchange‑traded fund	4,807	—	—	4,807
Equity — mid‑cap exchange‑traded funds	5,944	—	—	5,944
Equity — small‑cap exchange‑traded funds	3,739	—	—	3,739
Equity — international funds	5,781	—	—	5,781
Total	$60,736	$35,792	$—	$96,528

Pension and other benefits, net actuarial gain or loss
Benefit plans
Summary of change in net actuarial loss and amortization
	Pension Benefits		Other Benefits
(dollars in thousands)	2015	2014	2015	2014
Net actuarial loss at beginning of year	$59,811	$31,568	$1,669	$198
Amortization cost	(9,928)	(5,163)	(32)	—
Liability loss (gain)	(8,004)	35,083	(1,018)	1,471
Asset loss (gain)	3,700	(1,677)	—	—
Net actuarial loss at end of year	$45,579	$59,811	$619	$1,669